Columbia Disciplined Value Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Value Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 4.2%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	180,276	3,044,861
Entertainment 1.9%
Electronic Arts, Inc.	14,852	1,883,531
Playtika Holding Corp.	144,937	1,050,793
Roku, Inc.(a)	5,197	299,659
Total		3,233,983
Media 0.6%
Fox Corp., Class A	7,201	223,303
New York Times Co. (The), Class A	18,388	791,236
Total		1,014,539
Total Communication Services		7,293,383
Consumer Discretionary 4.9%
Hotels, Restaurants & Leisure 0.9%
MGM Resorts International(a)	31,432	1,239,678
Royal Caribbean Cruises Ltd.(a)	2,187	305,371
Total		1,545,049
Household Durables 2.6%
Lennar Corp., Class A	7,061	1,070,589
PulteGroup, Inc.	31,285	3,485,774
Total		4,556,363
Specialty Retail 0.8%
Gap, Inc. (The)	72,465	1,486,982
Textiles, Apparel & Luxury Goods 0.6%
Carter’s, Inc.	15,040	1,028,886
Total Consumer Discretionary		8,617,280
Consumer Staples 7.8%
Beverages 0.6%
Molson Coors Beverage Co., Class B	18,128	1,038,009
Consumer Staples Distribution & Retail 1.0%
Walmart, Inc.	28,654	1,700,615
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.5%
Archer-Daniels-Midland Co.	4,188	245,668
General Mills, Inc.	10,107	712,139
Total		957,807
Household Products 2.9%
Colgate-Palmolive Co.	23,715	2,179,883
Kimberly-Clark Corp.	2,265	309,240
Procter & Gamble Co. (The)	15,391	2,511,811
Total		5,000,934
Tobacco 2.8%
Altria Group, Inc.	79,220	3,470,628
Philip Morris International, Inc.	15,044	1,428,278
Total		4,898,906
Total Consumer Staples		13,596,271
Energy 8.0%
Oil, Gas & Consumable Fuels 8.0%
Chevron Corp.(b)	7,309	1,178,722
ConocoPhillips Co.	2,601	326,738
Exxon Mobil Corp.	49,952	5,907,823
Marathon Petroleum Corp.	19,778	3,594,058
Valero Energy Corp.	17,972	2,873,184
Total		13,880,525
Total Energy		13,880,525
Financials 22.2%
Banks 8.3%
Bank OZK	47,336	2,113,552
Citigroup, Inc.	69,177	4,242,625
JPMorgan Chase & Co.	26,783	5,135,373
Wells Fargo & Co.	50,389	2,989,076
Total		14,480,626

Columbia Disciplined Value Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.6%
BlackRock, Inc.	2,379	1,795,288
CME Group, Inc.	16,252	3,407,069
Janus Henderson Group PLC	56,998	1,779,478
State Street Corp.	2,547	184,632
XP, Inc., Class A	41,478	849,055
Total		8,015,522
Consumer Finance 0.4%
Synchrony Financial	13,683	601,778
Financial Services 4.6%
Berkshire Hathaway, Inc., Class B(a)	7,082	2,809,642
Fiserv, Inc.(a)	20,541	3,135,995
MGIC Investment Corp.	68,973	1,398,772
PayPal Holdings, Inc.(a)	10,661	724,095
Total		8,068,504
Insurance 4.3%
Lincoln National Corp.	20,740	565,580
Marsh & McLennan Companies, Inc.	14,770	2,945,581
MetLife, Inc.	39,316	2,794,581
Reinsurance Group of America, Inc.	6,794	1,270,410
Total		7,576,152
Total Financials		38,742,582
Health Care 13.8%
Biotechnology 2.0%
Amgen, Inc.	895	245,177
BioMarin Pharmaceutical, Inc.(a)	8,653	698,816
Gilead Sciences, Inc.	5,600	365,120
Regeneron Pharmaceuticals, Inc.(a)	1,485	1,322,630
Vertex Pharmaceuticals, Inc.(a)	1,994	783,263
Total		3,415,006
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	21,259	2,252,816
Hologic, Inc.(a)	4,931	373,622
Medtronic PLC	17,756	1,424,742
Total		4,051,180
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.5%
Cardinal Health, Inc.	16,198	1,669,042
Cigna Group (The)	11,272	4,024,555
Humana, Inc.	1,541	465,520
Total		6,159,117
Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.	72,636	3,191,626
Jazz Pharmaceuticals PLC(a)	17,013	1,884,190
Johnson & Johnson	16,236	2,347,563
Viatris, Inc.	269,300	3,115,801
Total		10,539,180
Total Health Care		24,164,483
Industrials 14.3%
Aerospace & Defense 0.9%
General Dynamics Corp.	2,654	761,937
Textron, Inc.	8,686	734,749
Total		1,496,686
Air Freight & Logistics 2.0%
FedEx Corp.	13,294	3,480,103
Building Products 1.8%
Builders FirstSource, Inc.(a)	14,092	2,576,300
Masco Corp.	3,969	271,678
Owens Corning	2,081	350,045
Total		3,198,023
Electrical Equipment 0.2%
Acuity Brands, Inc.	1,641	407,460
Ground Transportation 0.8%
CSX Corp.	40,915	1,359,196
Machinery 5.9%
Allison Transmission Holdings, Inc.	8,539	628,044
Caterpillar, Inc.	10,181	3,406,257
Gates Industrial Corp. PLC(a)	190,139	3,350,249
Parker-Hannifin Corp.	4,979	2,713,107
Snap-On, Inc.	974	260,993
Total		10,358,650
Professional Services 1.6%
Automatic Data Processing, Inc.	11,862	2,869,299
Columbia Disciplined Value Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A	20,195	1,842,592
Total Industrials		25,012,009
Information Technology 9.1%
Communications Equipment 2.5%
Cisco Systems, Inc.	93,606	4,397,610
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	13,038	2,589,999
Cirrus Logic, Inc.(a)	2,334	206,722
Lam Research Corp.	1,916	1,713,690
QUALCOMM, Inc.	17,926	2,973,027
Total		7,483,438
Software 2.3%
Dropbox, Inc., Class A(a)	19,221	445,158
Nutanix, Inc., Class A(a)	3,969	240,918
Salesforce, Inc.	12,336	3,317,644
Total		4,003,720
Total Information Technology		15,884,768
Materials 4.9%
Chemicals 1.7%
CF Industries Holdings, Inc.	17,883	1,412,221
Mosaic Co. (The)	47,729	1,498,213
Total		2,910,434
Metals & Mining 3.2%
Nucor Corp.	15,692	2,644,573
Steel Dynamics, Inc.	22,353	2,908,572
Total		5,553,145
Total Materials		8,463,579
Real Estate 4.5%
Hotel & Resort REITs 1.0%
Host Hotels & Resorts, Inc.	16,923	319,337
Park Hotels & Resorts, Inc.	84,178	1,357,791
Total		1,677,128
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 3.5%
EPR Properties	18,290	742,391
Equinix, Inc.	3,660	2,602,663
SBA Communications Corp.	14,782	2,751,226
Total		6,096,280
Total Real Estate		7,773,408
Utilities 4.7%
Electric Utilities 3.1%
Entergy Corp.	18,906	2,016,703
PG&E Corp.	197,607	3,381,056
Total		5,397,759
Independent Power and Renewable Electricity Producers 1.6%
Vistra Corp.	37,230	2,823,523
Total Utilities		8,221,282
Total Common Stocks (Cost $139,076,762)		171,649,570

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.485%(c),(d)	2,670,126	2,669,325
Total Money Market Funds (Cost $2,669,317)		2,669,325
Total Investments in Securities (Cost: $141,746,079)		174,318,895
Other Assets & Liabilities, Net		160,848
Net Assets		174,479,743
At April 30, 2024, securities and/or cash totaling $359,632 were pledged as collateral.

Columbia Disciplined Value Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, April 30, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	2	06/2024	USD	506,700	2,745	—
S&P 500 Index E-mini	10	06/2024	USD	2,533,500	—	(94,718)
Total					2,745	(94,718)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.485%
	2,128,969	20,398,099	(19,857,441)	(302)	2,669,325	450	110,520	2,670,126
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Value Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT179_07_P01_(06/24)